Revenue and Expenses - Estimated Payment Schedule (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	€ 7,885
Purchase and other contractual obligations	12,881
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	1,649
Purchase and other contractual obligations	4,864
1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	2,637
Purchase and other contractual obligations	4,990
3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	1,676
Purchase and other contractual obligations	1,801
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	1,923
Purchase and other contractual obligations	1,226
Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations, at present value	7,229
Others
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	491
Operating lease obligations, at present value	482
Others | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	93
Others | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	165
Others | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	99
Others | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	134
Telefónica Brazil | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	2,338
Operating lease obligations, at present value	1,962
Telefónica Brazil | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	446
Telefónica Brazil | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	760
Telefónica Brazil | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	555
Telefónica Brazil | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	577
Telefónica Germany | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	2,151
Operating lease obligations, at present value	2,153
Telefónica Germany | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	436
Telefónica Germany | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	667
Telefónica Germany | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	432
Telefónica Germany | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	616
Telefónica Hispam Norte | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	1,347
Operating lease obligations, at present value	1,083
Telefónica Hispam Norte | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	271
Telefónica Hispam Norte | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	479
Telefónica Hispam Norte | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	265
Telefónica Hispam Norte | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	332
Telefónica Hispam Sur | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	446
Operating lease obligations, at present value	410
Telefónica Hispam Sur | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	112
Telefónica Hispam Sur | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	186
Telefónica Hispam Sur | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	86
Telefónica Hispam Sur | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	62
Telefónica Spain | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	534
Operating lease obligations, at present value	545
Telefónica Spain | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	114
Telefónica Spain | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	191
Telefónica Spain | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	136
Telefónica Spain | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	93
Telefónica United Kingdom | Operating segments
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	578
Operating lease obligations, at present value	594
Telefónica United Kingdom | Operating segments | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	177
Telefónica United Kingdom | Operating segments | 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	189
Telefónica United Kingdom | Operating segments | 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	103
Telefónica United Kingdom | Operating segments | More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease obligations	€ 109